Offerings	Jul. 29, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,001,442
Proposed Maximum Offering Price per Unit | $ / shares	5.4559
Maximum Aggregate Offering Price	$ 16,375,567.41
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,507.10
Offering Note	Pursuant to Rule 457(c) under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the common stock is estimated to be $5.4559, which is the average of the high and low closing sale prices of the shares of common stock as of July 28, 2025, as reported on The Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Common Stock (underlying notes) (2)
Amount Registered | shares	1,334,679
Proposed Maximum Offering Price per Unit | $ / shares	5.85
Maximum Aggregate Offering Price	$ 7,807,872.15
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,195.39
Offering Note	Represents shares of the Registrant’s common stock issuable upon conversion of convertible notes at a conversion price of $5.85 previously issued to the selling stockholders named in the Registration Statement. Assumes all interest which accrues on the convertible notes is paid in shares of common stock. Pursuant to Rule 457(g) under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the common stock issuable upon conversion of convertible notes convertible at $5.85 per share, is in each case estimated based upon the higher of (a) the conversion price of such notes, and (b) $5.4559, which is the average of the high and low closing sale prices of the shares of common stock as of July 28, 2025, as reported on The Nasdaq Capital Market.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Common Stock (underlying notes) (4)
Amount Registered | shares	773,078
Proposed Maximum Offering Price per Unit | $ / shares	13.00
Maximum Aggregate Offering Price	$ 10,050,014.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,538.66
Offering Note	Represents shares of the Registrant’s common stock issuable upon conversion of convertible notes at a conversion price of $13.00 previously issued to the selling stockholders named in the Registration Statement. Assumes all interest which accrues on the convertible notes is paid in shares of common stock.Pursuant to Rule 457(g) under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the common stock issuable upon conversion of convertible notes convertible at $13.00 per share, is in each case estimated based upon the higher of (a) the conversion price of such notes, and (b) $5.4559, which is the average of the high and low closing sale prices of the shares of common stock as of July 28, 2025, as reported on The Nasdaq Capital Market.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (underlying warrants) (6)
Amount Registered | shares	712,500
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 8,193,750.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,254.46
Offering Note	Represents shares of the Registrant’s common stock issuable upon exercise of warrants to purchase common stock previously issued to the selling stockholders identified in the Registration Statement at an exercise price of $11.50.Pursuant to Rule 457(g) under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the common stock issuable upon exercise of the warrants exercisable at $11.50 per share, is in each case estimated based upon the higher of (a) the exercise price of such warrants, and (b) $5.4559, which is the average of the high and low closing sale prices of the shares of common stock as of July 28, 2025, as reported on The Nasdaq Capital Market.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (underlying warrants) (8)
Amount Registered | shares	532,191
Proposed Maximum Offering Price per Unit | $ / shares	5.4559
Maximum Aggregate Offering Price	$ 2,903,580.88
Fee Rate	0.01531%
Amount of Registration Fee	$ 444.54
Offering Note	Represents shares of the Registrant’s common stock issuable upon exercise of warrants to purchase common stock previously issued to the selling stockholders identified in the Registration Statement at an exercise price of $2.75.Pursuant to Rule 457(g) under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the common stock issuable upon exercise of the warrants exercisable at $2.75 per share, is in each case estimated based upon the higher of (a) the exercise price of such warrants, and (b) $5.4559, which is the average of the high and low closing sale prices of the shares of common stock as of July 28, 2025, as reported on The Nasdaq Capital Market.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (underlying warrants) (10)
Amount Registered | shares	879,375
Proposed Maximum Offering Price per Unit | $ / shares	8.00
Maximum Aggregate Offering Price	$ 7,035,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,077.06
Offering Note	Represents shares of the Registrant’s common stock issuable upon exercise of warrants to purchase common stock previously issued to the selling stockholders identified in the Registration Statement at an exercise price of $8.00.Pursuant to Rule 457(g) under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the common stock issuable upon exercise of the warrants exercisable at $8.00 per share, is in each case estimated based upon the higher of (a) the exercise price of such warrants, and (b) $5.4559, which is the average of the high and low closing sale prices of the shares of common stock as of July 28, 2025, as reported on The Nasdaq Capital Market.